UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04413

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds IV

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2015

Item 1. Reports to Stockholders

Semiannual report

U.S. equity mutual fund

Delaware Smid Cap Growth Fund

September 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Smid Cap Growth Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information

●	Obtain share prices

●	Check your account balance and recent transactions

●	Request statements or literature

●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2015 to Sept. 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

Delaware Smid Cap Growth Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	4/1/15	9/30/15	Expense Ratio	4/1/15 to 9/30/15*
Actual Fund return†
Class A	$1,000.00	$954.10	1.20%	$5.86
Class C	1,000.00	950.60	1.95%	9.51
Class R	1,000.00	952.90	1.45%	7.08
Institutional Class	1,000.00	955.40	0.95%	4.64
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.20%	$6.06
Class C	1,000.00	1,015.25	1.95%	9.82
Class R	1,000.00	1,017.75	1.45%	7.31
Institutional Class	1,000.00	1,020.25	0.95%	4.80

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector allocation and top 10 equity holdings

Delaware Smid Cap Growth Fund	As of September 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	97.61%
Consumer Discretionary	23.77%
Energy	3.18%
Financial Services	22.30%
Healthcare	11.38%
Producer Durables	13.63%
Technology	17.57%
Utilities	5.78%
Short-Term Investments	2.87%
Total Value of Securities	100.48%
Liabilities Net of Receivables and Other Assets	(0.48%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Heartland Payment Systems	6.58%
j2 Global	5.79%
Equity Commonwealth	5.40%
DineEquity	5.20%
MSCI Class A	5.14%
Blackbaud	5.01%
Sally Beauty Holdings	4.95%
Bio-Techne	4.93%
Graco	4.87%
Zebra Technologies	4.78%

3

Schedule of investments
Delaware Smid Cap Growth Fund	September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 97.61%

Consumer Discretionary – 23.77%
Coupons.com †	1,501,676	$13,515,084
DineEquity	716,359	65,661,466
Dunkin’ Brands Group	931,242	45,630,858
Liberty TripAdvisor Holdings Class A †	404,400	8,965,548
Outfront Media	2,049,295	42,625,336
Pandora Media †	1,819,601	38,830,285
Sally Beauty Holdings †	2,630,643	62,477,771
Shutterstock †	734,693	22,217,116

		299,923,464

Energy – 3.18%
Core Laboratories (Netherlands)	402,000	40,119,600

		40,119,600

Financial Services – 22.30%
Affiliated Managers Group †	213,006	36,421,896
Equity Commonwealth †	2,503,577	68,197,437
Heartland Payment Systems @	1,317,325	83,004,648
LendingClub †	1,346,625	17,815,849
MSCI Class A	1,090,783	64,857,957
WisdomTree Investments	688,325	11,102,682

		281,400,469

Healthcare – 11.38%
ABIOMED †	593,951	55,094,895
athenahealth †	196,994	26,269,150
Bio-Techne	672,786	62,205,794

		143,569,839

Producer Durables – 13.63%
Expeditors International of Washington	1,066,730	50,189,646
Graco	917,136	61,475,626
Zebra Technologies †	788,245	60,340,155

		172,005,427

Technology – 17.57%
Arista Networks †	306,700	18,766,973
Blackbaud @	1,126,401	63,213,624
Ellie Mae †	276,801	18,426,643
Logitech International Class R	2,880,129	37,564,589
NIC @	1,656,677	29,339,750
VeriFone Systems †	1,686,073	46,754,804
Yelp †	353,575	7,658,435

		221,724,818

4

	Number of shares	Value (U.S. $)

Common Stock (continued)

Utilities – 5.78%
j2 Global	1,030,593	$73,017,514

		73,017,514

Total Common Stock (cost $881,605,542)		1,231,761,131

	Principal amount°

Short-Term Investments – 2.87%

Discount Notes – 2.87%‡
Federal Home Loan Bank
0.07% 10/5/15	14,986,279	14,986,249
0.105% 11/3/15	2,620,992	2,620,861
0.113% 10/23/15	6,374,379	6,374,302
0.14% 10/28/15	1,014,162	1,014,147
0.17% 1/21/16	696,487	696,227
0.185% 1/19/16	1,909,858	1,909,157
0.195% 12/2/15	2,705,009	2,704,544
0.295% 3/2/16	993,633	992,809
Freddie Mac 0.075% 10/1/15	4,968,741	4,968,741

Total Short-Term Investments (cost $36,265,057)		36,267,037

Total Value of Securities – 100.48% (cost $917,870,599)		$1,268,028,168

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $175,558,022, which represents 13.91% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

‡	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

See accompanying notes, which are an integral part of the financial statements.

5

Statement of assets and liabilities
Delaware Smid Cap Growth Fund	September 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$1,231,761,131
Short-term investments, at value[2]	36,267,037
Dividends and interest receivable	1,096,243
Receivable for fund shares sold	733,794

Total assets	1,269,858,205

Liabilities:
Cash overdraft	4,364,270
Payable for fund shares redeemed	1,255,410
Payable for securities purchased	647,271
Investment management fees payable	744,689
Other accrued expenses	588,655
Distribution fees payable to affiliates	227,209
Other affiliates payable	46,562
Trustees’ fees and expenses payable	3,347

Total liabilities	7,877,413

Total Net Assets	$1,261,980,792

Net Assets Consist of:
Paid-in capital	$795,513,951
Accumulated net investment loss	(199,977)
Accumulated net realized gain on investments	116,511,779
Net unrealized appreciation of investments	350,157,569
Net unrealized depreciation of foreign currencies	(2,530)

Total Net Assets	$1,261,980,792

6

Net Asset Value
Class A:
Net assets	$767,709,581
Shares of beneficial interest outstanding, unlimited authorization, no par	27,361,765
Net asset value per share	$28.06
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$29.77

Class C:
Net assets	$71,010,550
Shares of beneficial interest outstanding, unlimited authorization, no par	3,481,130
Net asset value per share	$20.40

Class R:
Net assets	$17,132,734
Shares of beneficial interest outstanding, unlimited authorization, no par	636,703
Net asset value per share	$26.91

Institutional Class:
Net assets	$406,127,927
Shares of beneficial interest outstanding, unlimited authorization, no par	12,153,342
Net asset value per share	$33.42

[1]Investments, at cost	$881,605,542
[2]Short-term investments, at cost	36,265,057

See accompanying notes, which are an integral part of the financial statements.

7

Statement of operations
Delaware Smid Cap Growth Fund	Six months ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$7,943,071
Interest	23,407
Foreign tax withheld	(331,898)

7,634,580

Expenses:
Management fees	4,741,508
Distribution expenses — Class A	1,034,865
Distribution expenses — Class C	391,497
Distribution expenses — Class R	45,102
Dividend disbursing and transfer agent fees and expenses	1,048,313
Accounting and administration expenses	213,306
Reports and statements to shareholders	159,504
Legal fees	56,934
Registration fees	44,939
Custodian fees	32,680
Trustees’ fees and expenses	31,452
Audit and tax	14,837
Other	19,944

7,834,881
Less expense paid indirectly	(324)

Total operating expenses	7,834,557

Net Investment Loss	(199,977)

8

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$45,503,110
Foreign currencies	(23,494)
Foreign currency exchange contracts	12,790

Net realized gain	45,492,406

Net change in unrealized appreciation (depreciation) of:
Investments	(106,099,578)
Foreign currencies	(5,258)

Net change in unrealized appreciation (depreciation)	(106,104,836)

Net Realized and Unrealized Loss	(60,612,430)

Net Decrease in Net Assets Resulting from Operations	$(60,812,407)

See accompanying notes, which are an integral part of the financial statements.

9

Statements of changes in net assets

Delaware Smid Cap Growth Fund

	Six months
	ended	10/1/14	Year
	9/30/15	to	ended
	(Unaudited)	3/31/15*	9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(199,977)	$3,379,647	$(4,725,328)
Net realized gain	45,492,406	74,209,460	189,292,505
Net change in unrealized appreciation (depreciation)	(106,104,836)	106,919,236	(128,755,027)

Net increase (decrease) in net assets resulting from operations	(60,812,407)	184,508,343	55,812,150

Dividends and Distributions to Shareholders from:
Net realized gain:
Class A	—	(107,509,630)	(35,124,324)
Class B	—	—	(165,761)
Class C	—	(13,664,924)	(4,182,332)
Class R	—	(2,365,663)	(677,387)
Institutional Class	—	(38,806,333)	(7,509,152)

	—	(162,346,550)	(47,658,956)

Capital Share Transactions:
Proceeds from shares sold:
Class A	17,236,182	12,920,781	46,401,012
Class B	—	—	1,125
Class C	1,322,012	4,318,072	4,657,490
Class R	4,579,159	3,084,612	6,150,592
Institutional Class	98,696,260	43,963,973	198,781,799

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	103,696,274	34,142,748
Class B	—	—	165,079
Class C	—	10,411,321	4,061,829
Class R	—	2,365,644	677,381
Institutional Class	—	38,203,918	7,240,418

	121,833,613	218,964,595	302,279,473

10

	Six months
	ended	10/1/14	Year
	9/30/15	to	ended
	(Unaudited)	3/31/15*	9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(51,477,638)	$(70,392,127)	$(262,820,475)
Class B	—	—	(3,580,263)
Class C	(6,606,031)	(9,502,098)	(19,554,156)
Class R	(3,944,418)	(5,150,178)	(7,357,513)
Institutional Class	(37,689,752)	(66,052,039)	(97,007,188)

	(99,717,839)	(151,096,442)	(390,319,595)

Increase (decrease) in net assets derived from capital share transactions	22,115,774	67,868,153	(88,040,122)

Net Increase (Decrease) in Net Assets	(38,696,633)	90,029,946	(79,886,928)

Net Assets:
Beginning of period	1,300,677,425	1,210,647,479	1,290,534,407

End of period	$1,261,980,792	$1,300,677,425	$1,210,647,479

Accumulated net investment loss	$(199,977)	$—	$(4,607,544)

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

11

Financial highlights

Delaware Smid Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

12

Six months ended		10/1/14
9/30/15[1]		to	Year ended
(Unaudited)		3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

$29.410		$29.120	$28.960	$24.930	$21.180	$19.650	$15.560

(0.009)		0.076	(0.106)	(0.064)	(0.070)	0.158	(0.094)
(1.341)		4.336	1.345	5.676	4.766	2.515	4.184

(1.350)		4.412	1.239	5.612	4.696	2.673	4.090

—		—	—	—	—	(0.205)	—
—		(4.122)	(1.079)	(1.582)	(0.946)	(0.938)	—

—		(4.122)	(1.079)	(1.582)	(0.946)	(1.143)	—

$28.060		$29.410	$29.120	$28.960	$24.930	$21.180	$19.650

(4.59%	)	16.02%	4.19%	24.34%	22.54%	13.57%	26.29%

$767,710		$838,620	$779,507	$956,010	$931,398	$706,442	$256,981
1.20%		1.22%	1.19%	1.19%	1.22%	1.32%	1.50%
1.20%		1.22%	1.19%	1.24%	1.25%	1.32%	1.53%
(0.06%	)	0.53%	(0.36% )	(0.25% )	(0.29% )	0.68%	(0.54%	)
(0.06%	)	0.53%	(0.36% )	(0.30% )	(0.32% )	0.68%	(0.57%	)
10%		8%	26%	14%	20%	21%	139%

13

Financial highlights

Delaware Smid Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six months ended		10/1/14
9/30/15[1]		to	Year ended
(Unaudited)		3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

$21.460		$22.340	$22.620	$19.970	$17.250	$16.210	$12.930

(0.088)		(0.024)	(0.254)	(0.201)	(0.198)	(0.003)	(0.177)
(0.972)		3.266	1.053	4.433	3.864	2.083	3.457

(1.060)		3.242	0.799	4.232	3.666	2.080	3.280

—		—	—	—	—	(0.102)	—
—		(4.122)	(1.079)	(1.582)	(0.946)	(0.938)	—

—		(4.122)	(1.079)	(1.582)	(0.946)	(1.040)	—

$20.400		$21.460	$22.340	$22.620	$19.970	$17.250	$16.210

(4.94%	)	15.60%	3.39%	23.42%	21.68%	12.77%	25.37%

$71,010		$79,901	$77,021	$88,886	$88,316	$59,513	$6,329
1.95%		1.97%	1.94%	1.94%	1.95%	2.02%	2.20%
1.95%		1.97%	1.94%	1.94%	1.95%	2.02%	2.23%
(0.81%	)	(0.22% )	(1.11% )	(1.00% )	(1.02% )	(0.02% )	(1.24%	)
(0.81%	)	(0.22% )	(1.11% )	(1.00% )	(1.02% )	(0.02% )	(1.27%	)
10%		8%	26%	14%	20%	21%	139%

15

Financial highlights

Delaware Smid Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six months ended		10/1/14
9/30/15[1]		to	Year ended
(Unaudited)		3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

$28.240		$28.150	$28.100	$24.290	$20.700	$19.240	$15.270

(0.045)		0.038	(0.175)	(0.125)	(0.123)	0.109	(0.125)
(1.285)		4.174	1.304	5.517	4.659	2.455	4.095

(1.330)		4.212	1.129	5.392	4.536	2.564	3.970

—		—	—	—	—	(0.166)	—
—		(4.122)	(1.079)	(1.582)	(0.946)	(0.938)	—

—		(4.122)	(1.079)	(1.582)	(0.946)	(1.104)	—

$26.910		$28.240	$28.150	$28.100	$24.290	$20.700	$19.240

(4.71%	)	15.85%	3.92%	24.06%	22.29%	13.29%	26.00%

$17,133		$17,416	$16,936	$17,428	$11,764	$4,737	$889
1.45%		1.47%	1.44%	1.44%	1.45%	1.52%	1.70%
1.45%		1.47%	1.44%	1.54%	1.55%	1.62%	1.83%
(0.31%	)	0.28%	(0.61% )	(0.50% )	(0.52% )	0.48%	(0.74%	)
(0.31%	)	0.28%	(0.61% )	(0.60% )	(0.62% )	0.38%	(0.87%	)
10%		8%	26%	14%	20%	21%	139%

17

Financial highlights

Delaware Smid Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six months ended	10/1/14
9/30/15[1]	to	Year ended
(Unaudited)	3/31/15[2]	9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

$34.980	$33.890	$33.460	$28.480	$24.010	$22.130	$17.470

0.034	0.132	(0.040)	(0.001)	(0.006)	0.257	(0.049)
(1.594)	5.080	1.549	6.563	5.422	2.824	4.709

(1.560)	5.212	1.509	6.562	5.416	3.081	4.660

—	—	—	—	—	(0.263)	—
—	(4.122)	(1.079)	(1.582)	(0.946)	(0.938)	—

—	(4.122)	(1.079)	(1.582)	(0.946)	(1.201)	—

$33.420	$34.980	$33.890	$33.460	$28.480	$24.010	$22.130

(4.46% )	16.13%	4.44%	24.66%	22.90%	13.90%	26.67%

$406,128	$364,740	$337,183	$224,829	$217,946	$134,974	$36,212
0.95%	0.97%	0.94%	0.94%	0.95%	1.02%	1.20%
0.95%	0.97%	0.94%	0.94%	0.95%	1.02%	1.23%
0.19%	0.78%	(0.11% )	0.00%	(0.02% )	0.98%	(0.24%	)
0.19%	0.78%	(0.11% )	0.00%	(0.02% )	0.98%	(0.27%	)
10%	8%	26%	14%	20%	21%	139%

19

Notes to financial statements
Delaware Smid Cap Growth Fund	September 30, 2015 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Smid Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective Sept. 25, 2014, all remaining shares of Class B were converted to Class A shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the

20

course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2011–March 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Sept. 30, 2015, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

21

Notes to financial statements

Delaware Smid Cap Growth Fund

1. Significant Accounting Policies (continued)

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended Sept. 30, 2015.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2015, the Fund earned $324 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of the average daily net assets of the Fund; 0.70% on the next $500 million; 0.65% on the next $1.5 billion; and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in

22

the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2015, the Fund was charged $31,787 for these services. This amount is included on the “Statements of operations” under “Accounting and administration expenses.”

DIFSC also became the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2015, the Fund was charged $138,522 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of Class R shares. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on Oct. 11, 2010. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of: (i) 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2015, the Fund was charged $15,594 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2015, DDLP earned $10,689 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2015, DDLP received gross CDSC commissions of $113 and $225 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

23

Notes to financial statements

Delaware Smid Cap Growth Fund

3. Investments

For the six months ended Sept. 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$162,281,017
Sales	127,360,987

At Sept. 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2015, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$917,870,599

Aggregate unrealized appreciation of investments	$427,281,114
Aggregate unrealized depreciation of investments	(77,123,545)

Net unrealized appreciation of investments	$350,157,569

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of

24

securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$299,923,464	$—	$299,923,464
Energy	40,119,600	—	40,119,600
Financial Services	281,400,469	—	281,400,469
Healthcare	143,569,839	—	143,569,839
Producer Durables	172,005,427	—	172,005,427
Technology	184,160,229	37,564,589	221,724,818
Utilities	73,017,514	—	73,017,514
Short-Term Investments	—	36,267,037	36,267,037

Total Value of Securities	$1,194,196,542	$73,831,626	$1,268,028,168

During the six months ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2015, there were no Level 3 investments.

25

Notes to financial statements

Delaware Smid Cap Growth Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months	10/1/14	Year
	ended	to	ended
	9/30/15	3/31/15*	9/30/14
Shares sold:
Class A	575,990	448,109	1,557,930
Class B	—	—	50
Class C	60,763	209,023	203,372
Class R	158,898	112,071	214,765
Institutional Class	2,789,647	1,269,292	5,845,503

Shares issued upon reinvestment of dividends and distributions:
Class A	—	3,742,197	1,144,964
Class B	—	—	7,452
Class C	—	513,632	176,448
Class R	—	88,833	23,455
Institutional Class	—	1,159,803	209,079

	3,585,298	7,542,960	9,383,018

Shares redeemed:
Class A	(1,732,772)	(2,441,327)	(8,941,984)
Class B	—	—	(162,797)
Class C	(302,901)	(446,362)	(861,930)
Class R	(138,979)	(185,880)	(256,770)
Institutional Class	(1,063,475)	(1,952,645)	(2,824,054)

	(3,238,127)	(5,026,214)	(13,047,535)

Net increase (decrease)	347,171	2,516,746	(3,664,517)

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

For the years ended Sept. 30, 2014, 109,883 Class B shares were converted to 81,608 Class A shares valued at $2,413,104. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the “Statements of changes in net assets.”

26

Certain shareholders may exchange shares of one class of shares for another class in the same fund. For the six months ended Sept. 30, 2015, the period Oct. 1, 2014 to March 31, 2015 and the year ended Sept. 30, 2014, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and the “Statements of changes in net assets.”

	Exchange Redemptions		Exchange Subscriptions
		Institutional			Institutional
	Class A	Class	Class A	Class C	Class
	Shares	Shares	Shares	Shares	Shares	Value
Six months ended 9/30/15	237	5,824	3,862	4,533	—	$212,189
10/1/14 to 3/31/15	263	—	—	—	226	7,376
Year ended 9/30/14	10,479	—	—	—	9,019	319,747

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

The Fund had no amounts outstanding as of Sept. 30, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although

27

Notes to financial statements

Delaware Smid Cap Growth Fund

6. Derivatives (continued)

foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Sept. 30, 2015.

During the six months ended Sept. 30, 2015, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

During the six months ended Sept. 30, 2015, the Fund held foreign currency exchange contracts which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2015.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$11,796	$—

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market

28

securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2015, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended Sept. 30, 2015. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner

29

Notes to financial statements

Delaware Smid Cap Growth Fund

8. Credit and Market Risk (continued)

and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2015, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. Subsequent Events

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

30

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Smid Cap Growth Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) and Sub-Advisory Agreement with Jackson Square Partners, LLC (“JSP”) included materials provided by DMC and its affiliates (“Delaware Investments”) and JSP, as applicable, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s or JSP’s, as applicable, policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment adviser and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in

31

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement (continued)

November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

The Board considered the services provided by JSP to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board took account of reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of JSP personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of JSP and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by JSP.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional mid-cap growth funds as selected by Lipper. The Lipper comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-year period was in the fourth quartile of its Performance Universe and the Fund’s total return for the 5- and 10-year periods was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In

32

reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b–1 and non 12b–1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Trustees were also given available information on profits being realized by in relation to the services being provided to the Fund or in relation to JSP’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by JSP in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker-dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in

33

Other Fund information (Unaudited)

Delaware Smid Cap Growth Fund

Board consideration of Delaware Smid Cap Growth Fund investment advisory agreement (continued)

the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the adviser and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

34

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and	Former Chief Executive	President	Sevilla-Sacasa
Chief Executive Officer	Officer	Drexel University	Chief Executive Officer
Delaware Investments®	Private Wealth Management	Philadelphia, PA	Banco Itaú
Family of Funds	J.P. Morgan Chase & Co.		International
Philadelphia, PA	New York, NY	Lucinda S. Landreth	Miami, FL
Former Chief Investment
Thomas L. Bennett	Joseph W. Chow	Officer	Thomas K. Whitford
Chairman of the Board	Former Executive Vice	Assurant, Inc.	Former Vice Chairman
Delaware Investments	President	New York, NY	PNC Financial Services Group
Family of Funds	State Street Corporation		Pittsburgh, PA
Private Investor	Brookline, MA
Rosemont, PA			Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN
Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Smid Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

35

Semiannual report

Alternative / specialty mutual fund

Delaware Healthcare Fund

September 30, 2015

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Healthcare Fund at delawareinvestments.com.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of Sept. 30, 2015, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2015 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from April 1, 2015 to Sept. 30, 2015.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from April 1, 2015 to September 30, 2015 (Unaudited)

Delaware Healthcare Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 4/1/15	Ending Account Value 9/30/15	Annualized Expense Ratio	Expenses Paid During Period 4/1/15 to 9/30/15*
Actual Fund return†
Class A	$1,000.00	$950.40	1.36%	$6.63
Class C	1,000.00	946.90	2.11%	10.27
Class R	1,000.00	949.40	1.61%	7.85
Institutional Class	1,000.00	951.60	1.11%	5.42
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.20	1.36%	$6.86
Class C	1,000.00	1,014.45	2.11%	10.63
Class R	1,000.00	1,016.95	1.61%	8.12
Institutional Class	1,000.00	1,019.45	1.11%	5.60

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Healthcare Fund	As of September 30, 2015 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock²	100.86%
Biotechnology	10.87%
Blue Chip Medical Products	52.22%
Healthcare Services	16.49%
Other	15.48%
Small/Mid-Cap Medical Products	5.80%
Right	0.07%
Short-Term Investments	0.41%
Total Value of Securities	101.34%
Liabilities Net of Receivables and Other Assets	(1.34%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Sanofi	7.32%
Eli Lilly	6.27%
Bristol-Myers Squibb	5.31%
SINA	4.94%
Chugai Pharmaceutical	3.89%
GlaxoSmithKline ADR	3.73%
UCB	2.97%
Gilead Sciences	2.90%
Quest Diagnostics	2.85%
Mylan	2.72%

Schedule of investments

Delaware Healthcare Fund	September 30, 2015 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 100.86%²

Biotechnology – 10.87%
Active Biotech †	222,754	$247,478
Baxalta	90,000	2,835,900
Dyax †	400,000	7,636,000
Epizyme †	20,000	257,200
Foundation Medicine †	57,300	1,057,185
Genomic Health †	55,000	1,163,800
ImmunoGen †	430,000	4,128,000
Ligand Pharmaceuticals Class B †	65,000	5,567,250
Momenta Pharmaceuticals †	80,000	1,312,800
Myriad Genetics †	65,000	2,436,200
POZEN †	150,000	875,250
Regeneron Pharmaceuticals †	20,000	9,302,800
Regulus Therapeutics †	50,000	327,000
Seattle Genetics †	161,400	6,223,584
Theravance	40,000	287,200
Theravance Biopharma †	50,000	549,500
Vanda Pharmaceuticals †	130,000	1,466,400
Vertex Pharmaceuticals †	25,000	2,603,500
Xencor †	55,000	672,650
XOMA †	500,000	375,850
Zafgen †	70,000	2,236,500

		51,562,047

Blue Chip Medical Products – 52.22%
Abbott Laboratories	38,000	1,528,360
AbbVie	100,000	5,441,000
Amgen	80,000	11,065,600
AstraZeneca	193,000	12,240,193
Baxter International	90,000	2,956,500
Becton, Dickinson	9,324	1,236,922
Biogen †	5,000	1,459,050
Boston Scientific †	700,000	11,487,000
Bristol-Myers Squibb	425,000	25,160,000
Chugai Pharmaceutical	600,000	18,428,705
Eli Lilly	355,000	29,709,950
Gilead Sciences	140,000	13,746,600
GlaxoSmithKline ADR	460,000	17,687,000
Johnson & Johnson	70,000	6,534,500
Medtronic	75,000	5,020,500
Merck	80,000	3,951,200
Pfizer	380,000	11,935,800
Sanofi	364,813	34,730,235
Sanofi ADR	170,000	8,069,900

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Blue Chip Medical Products (continued)
Stryker	20,000	$1,882,000
Teva Pharmaceutical Industries ADR	100,000	5,646,000
UCB	180,000	14,101,691
Zimmer Biomet Holdings	38,000	3,569,340

		247,588,046

Healthcare Services – 16.49%
Aetna	107,000	11,706,870
Anthem	85,000	11,900,000
DaVita HealthCare Partners †	60,000	4,339,800
Fresenius Medical Care	150,000	11,723,246
Fresenius Medical Care ADR	200,000	7,802,000
Humana	10,000	1,790,000
PharMerica †	80,000	2,277,600
Quest Diagnostics	220,000	13,523,400
Tenet Healthcare †	160,000	5,907,200
UnitedHealth Group	62,000	7,192,620

		78,162,736

Other – 15.48%
Blue Nile †	95,000	3,186,300
Cia de Minas Buenaventura ADR	115,300	687,188
E-Commerce China Dangdang ADR †	875,000	5,223,750
Fannie Mae †	1,300,000	2,925,130
Federal Home Loan Mortgage †	1,300,000	2,860,000
iDreamsky Technology ADR †	70,000	707,000
Intrepid Potash †	236,105	1,308,022
Kinross Gold †	400,000	688,000
News Class A	802,800	10,131,336
News Class B	390,000	4,999,800
Qihoo 360 Technology ADR †	50,000	2,391,500
SINA †	584,000	23,430,080
Sohu.com †	190,000	7,847,000
Tim Participacoes ADR	300,100	2,835,945
Yahoo †	35,000	1,011,850
Youku Tudou ADR †	180,000	3,173,400

		73,406,301

Small/Mid-Cap Medical Products – 5.80%
Avon Products	190,000	617,500
Intuitive Surgical †	9,250	4,251,115
MorphoSys †	91,000	6,067,696

Schedule of investments

Delaware Healthcare Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Small/Mid-Cap Medical Products (continued)
Mylan †	320,000	$12,883,200
Straumann Holding Class R	12,800	3,684,293

		27,503,804

Total Common Stock (cost $435,045,702)		478,222,934

Rights – 0.07%

Ambit Bioscience =†	76,500	45,900
Furiex Pharmaceuticals @=†	30,000	300,000

Total Rights (cost $0)		345,900

	Principal Amount

Short-Term Investments – 0.41%

Repurchase Agreements – 0.41%
Bank of America Merrill Lynch 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $344,881 (collateralized by U.S. government obligations 1.875%-3.625% 8/31/22-2/15/44; market value $351,778)	344,880	344,880
Bank of Montreal 0.08%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $574,802 (collateralized by U.S. government obligations 1.75%-3.00% 10/31/18-8/15/45; market value $586,296)	574,801	574,801
BNP Paribas 0.07%, dated 9/30/15, to be repurchased on 10/1/15, repurchase price $1,036,321 (collateralized by U.S. government obligations 0.00%-3.25% 10/8/15-11/15/44; market value $1,057,046)	1,036,319	1,036,319

Total Short-Term Investments (cost $1,956,000)		1,956,000

Total Value of Securities – 101.34% (cost $437,001,702)		$480,524,834

@	Illiquid security. At Sept. 30, 2015, the aggregate value of illiquid securities was $300,000, which represents 0.06% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At September 30, 2015, the aggregate value of fair valued securities was $345,900, which represents 0.07% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Healthcare Fund	September 30, 2015 (Unaudited)

Assets:
Investments, at value[1]	$478,568,834
Short-term investments, at value[2]	1,956,000
Cash	16,562
Receivable for fund shares sold	987,480
Dividends and interest receivable	953,057

Total assets	482,481,933

Liabilities:
Payable for fund shares redeemed	4,104,602
Payable for securities purchased	3,541,635
Investment management fees payable	349,401
Other accrued expenses	196,516
Distribution fees payable to affiliates	116,617
Other affiliates payable	21,356
Trustees’ fees and expenses payable	1,310

Total liabilities	8,331,437

Total Net Assets	$474,150,496

Net Assets Consist of:
Paid-in capital	$395,912,748
Undistributed net investment income	683,235
Accumulated net realized gain on investments	34,045,328
Net unrealized appreciation of investments	43,523,132
Net unrealized depreciation of foreign currencies	(13,947)

Total Net Assets	$474,150,496

Net Asset Value
Class A:
Net assets	$210,764,462
Shares of beneficial interest outstanding, unlimited authorization, no par	10,889,655
Net asset value per share	$19.35
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$20.53

Class C:
Net assets	$78,757,407
Shares of beneficial interest outstanding, unlimited authorization, no par	4,242,533
Net asset value per share	$18.56

Class R:
Net assets	$5,171,549
Shares of beneficial interest outstanding, unlimited authorization, no par	270,089
Net asset value per share	$19.15

Institutional Class:
Net assets	$179,457,078
Shares of beneficial interest outstanding, unlimited authorization, no par	9,225,892
Net asset value per share	$19.45

[1]Investments, at cost	$435,045,702
[2]Short-term investments, at cost	1,956,000

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Healthcare Fund	Six months ended September 30, 2015 (Unaudited)

Investment Income:
Dividends	$4,889,523
Interest	585
Foreign tax withheld	(273,326)

4,616,782

Expenses:
Management fees	2,193,570
Distribution expenses – Class A	291,837
Distribution expenses – Class C	424,721
Distribution expenses – Class R	14,814
Dividend disbursing and transfer agent fees and expenses	299,526
Reports and statements to shareholders	133,733
Accounting and administration expenses	82,120
Custodian fees	52,761
Registration fees	46,047
Audit and tax	23,211
Legal fees	15,380
Trustees’ fees and expenses	11,905
Other	10,322

3,599,947
Less expense paid indirectly	(119)

Total operating expenses	3,599,828

Net Investment Income	1,016,954

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$20,796,862
Foreign currencies	29,028
Foreign currency exchange contracts	(8,279)

Net realized gain	20,817,611

Net change in unrealized appreciation (depreciation) of:
Investments	(48,847,086)
Foreign currencies	1,296

Net change in unrealized appreciation (depreciation)	(48,845,790)

Net Realized and Unrealized Loss	(28,028,179)

Net Decrease in Net Assets Resulting from Operations	$(27,011,225)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Healthcare Fund

	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,016,954	$95,749	$(9,738)
Net realized gain	20,817,611	15,966,791	49,040,170
Net change in unrealized appreciation (depreciation)	(48,845,790)	24,461,570	24,187,679

Net increase (decrease) in net assets resulting from operations	(27,011,225)	40,524,110	73,218,111

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(114,076)	—
Institutional Class	—	(515,245)	—

Net realized gain:
Class A	—	(19,689,841)	(4,452,800)
Class C	—	(6,913,899)	(881,858)
Class R	—	(488,804)	(69,204)
Institutional Class	—	(17,219,163)	(2,279,109)

	—	(44,941,028)	(7,682,971)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,356,113	44,133,042	93,268,028
Class C	14,682,788	15,910,192	31,685,183
Class R	1,802,412	1,616,373	2,826,530
Institutional Class	39,695,194	37,028,156	120,177,841

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	—	19,057,399	3,735,112
Class C	—	5,635,155	857,272
Class R	—	488,801	69,204
Institutional Class	—	15,131,644	1,644,574

	95,536,507	139,000,762	254,263,744

	Six months ended 9/30/15 (Unaudited)	10/1/14 to 3/31/15*	Year ended 9/30/14
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(35,296,028)	$(28,919,470)	$(112,698,326)
Class C	(7,502,020)	(6,497,054)	(6,346,247)
Class R	(2,028,878)	(868,371)	(1,332,062)
Institutional Class	(29,602,454)	(57,673,078)	(42,225,492)

	(74,429,380)	(93,957,973)	(162,602,127)

Increase in net assets derived from capital share transactions	21,107,127	45,042,789	91,661,617

Net Increase (Decrease) in Net Assets	(5,904,098)	40,625,871	157,196,757

Net Assets:
Beginning of period	480,054,594	439,428,723	282,231,966

End of period	$474,150,496	$480,054,594	$439,428,723

Undistributed (Distributions in excess of) net investment income	$683,235	$(333,719)	$6,260

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Healthcare Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1] (Unaudited)	10/1/14 to 3/31/15[2]	Year ended

		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10
$ 20.360	$20.610	$17.190	$11.940	$10.350	$10.410	$10.070

0.046	0.006	0.001	(0.007)	0.059	(0.006)	0.027
(1.056)	1.828	3.839	5.294	2.288	0.606	1.615

(1.010)	1.834	3.840	5.287	2.347	0.600	1.642

—	(0.012)	—	(0.037)	(0.002)	(0.009)	(0.022)
—	(2.072)	(0.420)	—	(0.755)	(0.651)	(1.280)

—	(2.084)	(0.420)	(0.037)	(0.757)	(0.660)	(1.302)

$ 19.350	$20.360	$20.610	$17.190	$11.940	$10.350	$10.410

(4.96% )	9.31%	22.68%	44.50%	23.96%	5.89%	17.38%

$210,764	$218,427	$185,734	$165,780	$41,425	$36,584	$7,610
1.36%	1.36%	1.35%	1.38%	1.55%	1.60%	1.52%
1.36%	1.36%	1.35%	1.43%	1.63%	1.85%	2.59%
0.43%	0.06%	0.01%	(0.05% )	0.52%	(0.06% )	(0.17% )
0.43%	0.06%	0.01%	(0.10% )	0.44%	(0.31% )	(0.90% )
15%	19%	60%	29%	88%	101%	199%

Financial highlights

Delaware Healthcare Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[4]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1]		10/1/14 to	Year ended					1/28/10[2] to

(Unaudited)		3/31/15[3]	9/30/14	9/30/13		9/30/12	9/30/11	9/30/10
$19.600		$19.970	$16.800	$11.710		$10.240	$10.370	$10.020

(0.033)		(0.066)	(0.139)	(0.117)		(0.026)	(0.089)	(0.026)
(1.007)		1.768	3.729	5.207		2.251	0.610	0.376

(1.040)		1.702	3.590	5.090		2.225	0.521	0.350

—		(2.072)	(0.420)	—		(0.755)	(0.651)	—

—		(2.072)	(0.420)	—		(0.755)	(0.651)	—

$18.560		$19.600	$19.970	$16.800		$11.710	$10.240	$10.370

(5.31%	)	8.92%	21.77%	43.47%		22.96%	5.11%	3.49%

$78,757		$76,558	$62,398	$28,557		$5,446	$4,930	$529
2.11%		2.11%	2.10%	2.13%		2.30%	2.35%	2.35%
2.11%		2.11%	2.10%	2.13%		2.33%	2.55%	3.29%
(0.32%	)	(0.69% )	(0.74% )	(0.80%	)	(0.23% )	(0.81% )	(0.66%	)
(0.32%	)	(0.69% )	(0.74% )	(0.80%	)	(0.26% )	(1.01% )	(1.60%	)
15%		19%	60%	29%		88%	101%	199%	[6]

Financial highlights

Delaware Healthcare Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[4]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.

[4]	The average shares outstanding method has been applied for per share information.

[5]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[6]	Portfolio turnover is representative of the Fund for the entire annual period.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1] (Unaudited)	10/1/14 to 3/31/15[3]	Year ended				1/28/10[2] to 9/30/10

		9/30/14	9/30/13	9/30/12	9/30/11

$20.170	$20.450	$17.100	$11.870	$10.320	$10.400	$10.020

0.019	(0.019)	(0.046)	(0.044)	0.030	(0.036)	0.006
(1.039)	1.811	3.816	5.281	2.275	0.607	0.374

(1.020)	1.792	3.770	5.237	2.305	0.571	0.380

—	—	—	(0.007)	—	—	—
—	(2.072)	(0.420)	—	(0.755)	(0.651)	—

—	(2.072)	(0.420)	(0.007)	(0.755)	(0.651)	—

$19.150	$20.170	$20.450	$17.100	$11.870	$10.320	$10.400

(5.06% )	9.17%	22.46%	44.15%	23.60%	5.60%	3.79%

$5,172	$5,713	$4,506	$2,360	$773	$293	$5
1.61%	1.61%	1.60%	1.63%	1.80%	1.85%	1.85%
1.61%	1.61%	1.60%	1.73%	1.93%	2.15%	2.89%
0.18%	(0.19% )	(0.24% )	(0.30% )	0.27%	(0.31% )	(0.16%	)
0.18%	(0.19% )	(0.24% )	(0.40% )	0.14%	(0.61% )	(1.20%	)
15%	19%	60%	29%	88%	101%	199%	[6]

Financial highlights

Delaware Healthcare Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)

Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain

Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March. Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 9/30/15[1] (Unaudited)	10/1/14 to 3/31/15[2]	Year ended

		9/30/14	9/30/13	9/30/12	9/30/11	9/30/10

$20.440	$20.700	$17.230	$11.960	$10.370	$10.430	$10.070

0.073	0.031	0.050	0.031	0.086	0.022	0.034
(1.063)	1.843	3.840	5.304	2.290	0.602	1.628

(0.990)	1.874	3.890	5.335	2.376	0.624	1.662

—	(0.062)	—	(0.065)	(0.031)	(0.033)	(0.022)
—	(2.072)	(0.420)	—	(0.755)	(0.651)	(1.280)

—	(2.134)	(0.420)	(0.065)	(0.786)	(0.684)	(1.302)

$19.450	$20.440	$20.700	$17.230	$11.960	$10.370	$10.430

(4.84% )	9.49%	23.00%	44.86%	24.26%	6.13%	17.61%

$179,457	$179,357	$186,791	$85,535	$8,566	$8,643	$3,133
1.11%	1.11%	1.10%	1.13%	1.30%	1.35%	1.35%
1.11%	1.11%	1.10%	1.13%	1.33%	1.55%	2.29%
0.68%	0.31%	0.26%	0.20%	0.77%	0.19%	0.34%
0.68%	0.31%	0.26%	0.20%	0.74%	(0.01% )	(0.60% )
15%	19%	60%	29%	88%	101%	199%

Notes to financial statements

Delaware Healthcare Fund	September 30, 2015 (Unaudited)

Delaware Group® Equity Funds IV (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Healthcare Fund and Delaware Smid Cap Growth Fund. These financial statements and the related notes pertain to Delaware Healthcare Fund (Fund). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek maximum long-term capital growth through capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Sept. 30, 2011–March 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception date of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Sept. 30, 2015 and will mature on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financials statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade

Notes to financial statements

Delaware Healthcare Fund

1. Significant Accounting Policies (continued)

date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended Sept. 30, 2015.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Sept. 30, 2015, the Fund earned $119 under this agreement.

During the six months ended Sept. 30, 2015, the Fund frequently maintained a negative cash balance with its custodian, which is considered a form of borrowing or leverage. If the Fund maintains a negative cash balance and the Fund’s investments decrease in value, the Fund’s losses will be greater than if the Fund did not maintain a negative cash balance. The Fund is required to pay interest to the custodian on negative cash balances. During the six months ended Sept. 30, 2015, the Fund incurred approximately $5,364 in overdraft fees at an average rate of 0.64%, and this fee is included on the “Statement of operations” under “Custodian fees.” During the six months ended Sept. 30, 2015, the Fund had an average outstanding overdraft balance of 0.83% based on the average net assets.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of the average daily net assets of the Fund; 0.80% on the next $500 million; 0.75% on the next $1.5 billion; and 0.70% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2015, the Fund was charged $12,236 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC also became the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended Sept. 30, 2015, the Fund was charged $53,324 for these services. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Sept. 30, 2015, the Fund was charged $5,913 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Sept. 30, 2015, DDLP earned $123,177 for commissions on sales of the Fund’s Class A shares. For the six months ended Sept. 30, 2015, DDLP received gross CDSC commissions of $119 and $5,219 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended Sept. 30, 2015, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$104,603,546
Sales	78,941,645

Notes to financial statements

Delaware Healthcare Fund

3. Investments (continued)

At Sept. 30, 2015, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Sept. 30, 2015, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$437,001,702

Aggregate unrealized appreciation of investments	$97,227,220
Aggregate unrealized depreciation of investments	(53,704,088)

Net unrealized appreciation of investments	$43,523,132

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Sept. 30, 2015:

Securities	Level 1	Level 2	Level 3	Total

Common Stock
Biotechnology	$51,562,047	$—	$—	$51,562,047
Blue Chip Medical Products	168,087,222	79,500,824	—	247,588,046
Healthcare Services	66,439,490	11,723,246	—	78,162,736
Other	73,406,301	—	—	73,406,301
Small/Mid-Cap Medical Products	17,751,815	9,751,989	—	27,503,804
Rights	—	—	345,900	345,900
Short-Term Investments	—	1,956,000	—	1,956,000

Total Value of Securities	$377,246,875	$102,932,059	$345,900	$480,524,834

During the six months ended Sept. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

Notes to financial statements

Delaware Healthcare Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 9/30/15	10/1/14 to 3/31/15*	Year ended 9/30/14
Shares sold:
Class A	1,825,841	2,189,596	4,946,863
Class C	707,472	817,782	1,714,079
Class R	84,408	81,370	149,460
Institutional Class	1,837,783	1,831,208	6,168,667

Shares issued upon reinvestment of dividends and distributions:
Class A	—	974,305	211,861
Class C	—	298,472	49,870
Class R	—	25,209	3,950
Institutional Class	—	771,236	93,071

	4,455,504	6,989,178	13,337,821

Shares redeemed:
Class A	(1,663,892)	(1,448,633)	(5,787,936)
Class C	(370,417)	(334,801)	(339,826)
Class R	(97,584)	(43,710)	(71,000)
Institutional Class	(1,387,743)	(2,849,297)	(2,203,599)

	(3,519,636)	(4,676,441)	(8,402,361)

Net increase	935,868	2,312,737	4,935,460

*During the period ended March 31, 2015, the Fund changed its fiscal year end from September to March.

Certain shareholders of Class A and Class C shares may exchange their shares for Institutional Class shares. For the six months ended Sept. 30, 2015, the period Oct. 1, 2014 to March 31, 2015 and the year ended Sept. 30, 2014, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Class C Shares	Institutional Class Shares	Value
Six months ended 9/30/15	595	—	715	252	485	593	$28,115
10/1/14 to 3/31/15	788	—	—	—	758	—	15,125
Year ended 9/30/14	556	2,236	—	—	—	2,719	51,862

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

The Fund had no amounts outstanding as of Sept. 30, 2015, or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty

Notes to financial statements

Delaware Healthcare Fund

6. Derivatives (continued)

credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Sept. 30, 2015.

During the six months ended Sept. 30, 2015, the Fund used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended Sept. 30, 2015, the Fund held foreign currency exchange contracts which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Sept. 30, 2015.

	Long Derivative Volume	Short Derivative Volume
Foreign currency exchange contracts (average cost)	$70,165	$44,761

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

Repurchase agreements are entered into by a Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Non-cash Collateral Received	Cash Collateral Received	Net Collateral Received	Net Exposure Due (to)/from Counterparty(a)
Bank of America Merrill Lynch	$344,880	$(344,880)	$—	$(344,880)	$—
Bank of Montreal	574,801	(574,801)	—	(574,801)	—
BNP Paribas	1,036,319	(1,036,319)	—	(1,036,319)	—

Total	$1,956,000	$(1,956,000)	$—	$(1,956,000)	$—

(a)Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Notes to financial statements

Delaware Healthcare Fund

8. Securities Lending (continued)

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Sept. 30, 2015, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the healthcare industry and is subject to the risks associated with that industry. The value of the Fund’s shares will be affected by factors particular to the healthcare and related sectors (such as government regulation) and may fluctuate more widely than that of a fund that invests in a broad range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of Sept. 30, 2015, there were no Rule 144A securities held by the Fund. Illiquid securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Funds for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

12. Subsequent Events

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit to be used as described in Note 5 and to be operated in substantially the same manner as the agreement described in Note 5, with the exception of the annual commitment fee. Under the amendment to the agreement, the Participants are charged an

Notes to financial statements

Delaware Healthcare Fund

12. Subsequent Events (continued)

annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The line of credit available under the agreement expires on Nov. 7, 2016.

Management has determined that no other material events or transactions occurred subsequent to Sept. 30, 2015 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement

At a meeting held on Aug. 18-20, 2015 (the “Annual Meeting”), the Board of Trustees (collectively referred to here as the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Healthcare Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2015 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. They also engaged a consultant to assist them in analyzing portions of the data received. The Independent Trustees reviewed and discussed with such consultant two reports prepared by the consultant with respect to such data. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment adviser and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of several industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board noted that, in the third and fourth quarters of 2013, Management reduced the maximum 12b-1 fee for certain Funds; and in November 2013 Management negotiated a substantial reduction in fees for fund accounting services provided to

Other Fund information (Unaudited)

Delaware Healthcare Fund

Board consideration of Delaware Healthcare Fund investment advisory agreement (continued)

the Funds. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds, and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/ worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended March 31, 2015. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional health/ biotechnology funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the 1- and 3-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 5-year period was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to DMC for non-management services. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered various initiatives implemented by Management, such as the negotiation of lower fees for fund accounting services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Investments Family of Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, due to the unique nature of investing in the healthcare industry, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the adviser and its affiliates, the schedule of fees under the Investment Management Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Investments Family of Funds Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Brookline, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Investments	Delaware Investments
Delaware Investments	Family of Funds	Family of Funds
Family of Funds	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Healthcare Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS IV

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	Chief Executive Officer
Date:	December 3, 2015

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	December 3, 2015